LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Schedule of Liabilities in Respect of Government Grants) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Liabilities In Respect Of Government Grant [Abstract]
Balance on January 1,	$ 3,129	$ 4,650
Grants received	101	106
Royalties paid	(20)	(461)
Amounts recorded in profit or loss	9	(1,166)
Balance on December 31,	$ 3,219	$ 3,129